Deposits and obligations - Summary of deposits and obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deposits and Obligations [Abstract]
Saving deposits	S/ 20,911,746	S/ 22,541,822
Demand deposits	13,824,824	14,433,164
Time deposits	12,866,602	10,954,233
Compensation for service time	921,288	962,596
Other obligations	6,248	6,129
Deposits From Customers	S/ 48,530,708	S/ 48,897,944